Basis of preparation and significant accounting policies - Reconciliation net result under IFRS-EU and IFRS-IASB (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Reconciliation Net Result Eu Ifrs And Iasb Ifrs [abstract]
In accordance with IFRS-EU (attributable to the shareholders of the parent)	€ 3,674	€ 4,776	€ 2,485
Adjustment of the EU IAS 39 carve-out	11,856	1,603	(410)
Tax effect of the adjustment	(3,405)	(429)	176
Effect of adjustment after tax	8,451	1,174	(234)
Net result attributable to shareholders of the parent	€ 12,126	€ 5,951	€ 2,250